RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS - RESTATED CONSOLIDATED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 25, 2023	Oct. 24, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Temporary equity, preferred stock, shares authorized				111.11						111.11
Temporary equity, preferred stock, shares issued				111.11						111.11
Temporary equity, preferred stock, shares outstanding				111.11
Preferred stock, par value (in dollars per share)							$ 0.00001
Common stock, par value (in dollars per share)	$ 0.00001			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	170,000,000			170,000,000	170,000,000	160,000,000	170,000,000	170,000,000	170,000,000	170,000,000	160,000,000	160,000,000	160,000,000
Common stock, shares issued	40,566,534			20,744,110			9,918,384	9,740,507	9,740,507	9,385,272	6,110,118	6,110,122	6,110,124
Common stock, shares outstanding	40,566,534			20,744,110			9,918,384	9,740,507	9,740,507	9,385,272	6,110,118	6,110,122	6,110,124
Series D Convertible Preferred Stock
Temporary equity, preferred stock par value (in dollars per share)											$ 0.00001
Temporary equity, preferred stock, shares authorized	111.11			111.11				111.11	111.11	111.11		111.11	111.11
Temporary equity, preferred stock, shares issued	111.11			111.11				111.11	111.11	111.11	111.11	111.11	111.11
Temporary equity, preferred stock, shares outstanding	111.11			111.11				111.11	111.11	111.11	111.11	111.11	111.11
Preferred Stock, Shares Authorized				111.11			111.11	111.11	111.11		111.11	111.11	111.11
Preferred stock, share issued				111.11			111.11	111.11	111.11		111.11	111.11	111.11
Preferred stock, share outstanding				111.11			111.11	111.11	111.11		111.11	111.11	111.11
Series D preferred stock
Temporary equity, preferred stock, shares authorized							1,336.11
Temporary equity, preferred stock, shares issued							1,336.11
Temporary equity, preferred stock, shares outstanding	111.11	111.11	111.11	111.11			1,336.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11
Preferred Stock, Shares Authorized										111.11
Preferred stock, share issued										111.11
Preferred stock, share outstanding										111.11
Series E-1 preferred stock
Temporary equity, preferred stock, shares authorized							1,225
Temporary equity, preferred stock, shares issued							1,225
Temporary equity, preferred stock, shares outstanding							1,225
Series E-2 Preferred Stock
Preferred Stock, Shares Authorized	1,225			1,225						1,225
Preferred stock, share issued	149.6			319.76						0.00
Preferred stock, share outstanding	149.6			319.76						0.00
Restatement adjustments | Series D preferred stock
Temporary equity, preferred stock, shares outstanding				111.11						111.11	111.11	111.11	111.11	111.11